Other Information (Tables)	12 Months Ended
Dec. 31, 2019
Other Information [Abstract]
Schedule of key management personnel compensation
During the years ended December 31, 2019, 2018 and 2017, managing director compensation was comprised of the following:

(in € thousands)	2019	2018	2017
Short-term benefits	1,536	970	693
Other employment benefits	—	—	—
Post-employment benefits	42	—	—
Share-based payments	1,432	5,120	1,522
Total compensation	3,010	6,090	2,215

Schedule of future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be made after the reporting date:

(in € thousands)	December 31, 2019
Less than one year	1,962
One to three years	3,492
Three to five years	2,820
More than five years	—
Total undiscounted lease payables	8,274

Lease liabilities included within the Consolidated Balance Sheets	7,670
Current	1,731
Non-current	5,939

The following table sets out a maturity analysis of operating lease payments as of December 31, 2018:

(in € thousands)	December 31, 2018
Less than one year	1,225
One to three years	1,003
Three to five years	33
More than five years	—
Total operating lease payables	2,261
As of the reporting date, the Group's future payments related to off-balance sheet contractual obligations are as follows:

	December 31,
(in € thousands)	2019	2018
Less than one year	5,244	1,691
Between one and five years	7,880	1,089
More than five years	—	—
Total	13,124	2,780

Disclosure of impact of correction of error on consolidated financial statements

For the fiscal year ended December 31, 2017
	Impact of correction of error
December 31, 2017	As previously reported	Adjustments	As corrected
Non-current Assets	47,148	742	47,890
Deferred tax assets	9,907	742	10,649
Current Assets	22,034	(3,572)	18,462
Trade receivables (current)	6,814	(3,572)	3,242
Total Assets	69,182	(2,830)	66,352
Current Liabilities	48,940	(1,113)	47,827
Current contract liabilities	20,354	(1,113)	19,241
Accumulated deficit	(32,581)	(1,717)	(34,298)
Shareholder's equity	19,477	(1,717)	17,760
Total Shareholder's equity and liabilities	69,182	(2,830)	66,352

For the fiscal year ended December 31, 2018
	Impact of correction of error
December 31, 2018	As previously reported	Adjustments	As corrected
Non-current Assets	44,729	1,078	45,807
Deferred tax assets	9,404	1,078	10,482
Current Assets	18,133	(68)	18,065
Trade receivables (current)	3,042	(68)	2,974
Total Assets	62,862	1,010	63,872
Current Liabilities	33,871	3,504	37,375
Current contract liabilities	16,604	3,504	20,108
Accumulated deficit	(36,156)	(2,494)	(38,650)
Shareholder's equity	19,409	(2,494)	16,915
Total Shareholder's equity and liabilities	62,862	1,010	63,872

For the fiscal year ended December 31, 2017
	Impact of correction of error
Year ended December 31, 2017	As previously reported	Adjustments	As corrected
Revenue	85,637	(2,108)	83,529
Gross profit	26,861	(2,108)	24,753
Operating loss	(5,115)	(2,108)	(7,223)
Income tax benefit	84	636	720
Net loss	(5,574)	(1,472)	(7,046)
Loss per share - basic and diluted (€)	€(24.23)	€(6.40)	€(30.63)

For the fiscal year ended December 31, 2018
	Impact of correction of error
Year ended December 31, 2018	As previously reported	Adjustments	As corrected
Revenue	104,551	(1,113)	103,438
Gross profit	35,061	(1,113)	33,948
Operating loss	(998)	(1,113)	(2,111)
Income tax benefit (expense)	(1,147)	336	(811)
Net loss	(3,103)	(777)	(3,880)
Loss per share - basic and diluted (€)	€(2.39)	€(0.60)	€(2.99)
Segment Reporting

For the fiscal year ended December 31, 2017
	Impact of correction of error year ended December 31, 2017
	As previously reported			Adjustments			As corrected
2017 in € thousands	North America	International	Total	North America	International	Total	North America	International	Total
Revenue	24,574	61,063	85,637	(655)	(1,453)	(2,108)	23,919	59,610	83,529

Contribution margin	6,594	25,574	32,168	(655)	(1,453)	(2,108)	5,939	24,121	30,060

For the fiscal year ended December 31, 2018
	Impact of correction of error year ended December 31, 2018
	As previously reported			Adjustments			As corrected
2018 in € thousands	North America	International	Total	North America	International	Total	North America	International	Total
Revenue	48,470	56,081	104,551	(365)	(748)	(1,113)	48,105	55,333	103,438

Contribution margin	20,608	24,055	44,663	(365)	(748)	(1,113)	20,243	23,307	43,550